Insurance service expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance service expense [Line Items]
Incurred claims and other directly attributable expenses	£ 2,345	£ 2,226
Changes that relate to past service: adjustment to liabilities for incurred claims	3	57
Changes that relate to future service: losses and reversal of losses on onerous contracts	(59)	1,488
Amortisation of insurance acquisition cash flows	118	78
Net impairment loss on insurance acquisition assets	7	14
Total insurance service expense	2,414	3,863	[1],[2]
Contractual service margin	4,194	3,999
Contracts initially recognised in the year	71	75
Full retrospective approach
Disclosure of analysis of insurance service expense [Line Items]
Changes in estimates that result in losses and reversal of losses on onerous contracts		(399)
Contractual service margin		(1,730)
Contracts initially recognised in the year		1,331
Includes drawdown feature | Full retrospective approach
Disclosure of analysis of insurance service expense [Line Items]
Contractual service margin		(89)
Weather-related claims, net of reinsurance
Disclosure of analysis of insurance service expense [Line Items]
Incurred claims and other directly attributable expenses	57	116
Severe weather related claims
Disclosure of analysis of insurance service expense [Line Items]
Incurred claims and other directly attributable expenses	51	108
Life
Disclosure of analysis of insurance service expense [Line Items]
Incurred claims and other directly attributable expenses	1,897	1,751
Changes that relate to past service: adjustment to liabilities for incurred claims	0	0
Changes that relate to future service: losses and reversal of losses on onerous contracts	(58)	1,486
Amortisation of insurance acquisition cash flows	88	85
Net impairment loss on insurance acquisition assets	7	14
Total insurance service expense	1,934	3,336
Contracts initially recognised in the year	71	75
Acquisition costs related to contracts modified and derecognised		383
Life | Full retrospective approach
Disclosure of analysis of insurance service expense [Line Items]
Changes that relate to past service: adjustment to liabilities for incurred claims	0	0
Changes that relate to future service: losses and reversal of losses on onerous contracts	0	0
Contracts initially recognised in the year	0	0
Life | Includes drawdown feature
Disclosure of analysis of insurance service expense [Line Items]
Changes in estimates that result in losses and reversal of losses on onerous contracts		(1,242)
Non-life
Disclosure of analysis of insurance service expense [Line Items]
Incurred claims and other directly attributable expenses	448	475
Changes that relate to past service: adjustment to liabilities for incurred claims	3	57
Changes that relate to future service: losses and reversal of losses on onerous contracts	(1)	2
Amortisation of insurance acquisition cash flows	30	(7)
Net impairment loss on insurance acquisition assets	0	0
Total insurance service expense	£ 480	£ 527

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.